Share-Based Payments - Schedule of Fair Value of Each Warrant is Estimated on the Date of Grant using the Black-Scholes Methodology (Details)	12 Months Ended
Dec. 31, 2025 € / shares shares
25-Mar-23 [Member]
Schedule of Fair Value of Each Warrant is Estimated on the Date of Grant using the Black-Scholes Methodology [Line Items]
Number of warrants granted to Belgian benef (in Shares)
Number of warrants granted to other benef (in Shares)	30,500
Exercise price (in Euro per share) | € / shares	€ 3.2
Expected dividend yield
Expected stock price volatility	71.42%
Risk-free interest rate	2.75%
Expected duration (months) to Belgian benef	72 months 7 days
Expected duration (months) to other benef	60 months 7 days
3-May-23 [Member]
Schedule of Fair Value of Each Warrant is Estimated on the Date of Grant using the Black-Scholes Methodology [Line Items]
Number of warrants granted to Belgian benef (in Shares)
Number of warrants granted to other benef (in Shares)	11,000
Exercise price (in Euro per share) | € / shares	€ 3.3
Expected dividend yield
Expected stock price volatility	73.64%
Risk-free interest rate	2.92%
Expected duration (months) to Belgian benef	77 months
Expected duration (months) to other benef	65 months
27-Apr-23 [Member]
Schedule of Fair Value of Each Warrant is Estimated on the Date of Grant using the Black-Scholes Methodology [Line Items]
Number of warrants granted to Belgian benef (in Shares)
Number of warrants granted to other benef (in Shares)	25,000
Exercise price (in Euro per share) | € / shares	€ 3.2
Expected dividend yield
Expected stock price volatility	73.60%
Risk-free interest rate	3.10%
Expected duration (months) to Belgian benef	77 months 6 days
Expected duration (months) to other benef	65 months 6 days
22-Jun-23 [Member]
Schedule of Fair Value of Each Warrant is Estimated on the Date of Grant using the Black-Scholes Methodology [Line Items]
Number of warrants granted to Belgian benef (in Shares)
Number of warrants granted to other benef (in Shares)	1,000
Exercise price (in Euro per share) | € / shares	€ 3.6
Expected dividend yield
Expected stock price volatility	72.54%
Risk-free interest rate	3.11%
Expected duration (months) to Belgian benef	81 months 10 days
Expected duration (months) to other benef	69 months 10 days
30-Jun-23 [Member]
Schedule of Fair Value of Each Warrant is Estimated on the Date of Grant using the Black-Scholes Methodology [Line Items]
Number of warrants granted to Belgian benef (in Shares)
Number of warrants granted to other benef (in Shares)	255,000
Exercise price (in Euro per share) | € / shares	€ 2.9
Expected dividend yield
Expected stock price volatility	72.62%
Risk-free interest rate	3.09%
Expected duration (months) to Belgian benef	81 months 2 days
Expected duration (months) to other benef	69 months 2 days
04-Jul-23 [Member]
Schedule of Fair Value of Each Warrant is Estimated on the Date of Grant using the Black-Scholes Methodology [Line Items]
Number of warrants granted to Belgian benef (in Shares)
Number of warrants granted to other benef (in Shares)	1,000
Exercise price (in Euro per share) | € / shares	€ 3
Expected dividend yield
Expected stock price volatility	72.60%
Risk-free interest rate	3.14%
Expected duration (months) to Belgian benef	80 months 28 days
Expected duration (months) to other benef	68 months 28 days
05-Sep-23 [Member]
Schedule of Fair Value of Each Warrant is Estimated on the Date of Grant using the Black-Scholes Methodology [Line Items]
Number of warrants granted to Belgian benef (in Shares)
Number of warrants granted to other benef (in Shares)	500
Exercise price (in Euro per share) | € / shares	€ 3
Expected dividend yield
Expected stock price volatility	73.75%
Risk-free interest rate	3.23%
Expected duration (months) to Belgian benef	72 months 27 days
Expected duration (months) to other benef	60 months 27 days
18-Sep-23 [Member]
Schedule of Fair Value of Each Warrant is Estimated on the Date of Grant using the Black-Scholes Methodology [Line Items]
Number of warrants granted to Belgian benef (in Shares)
Number of warrants granted to other benef (in Shares)	85,000
Exercise price (in Euro per share) | € / shares	€ 2.78
Expected dividend yield
Expected stock price volatility	73.70%
Risk-free interest rate	3.34%
Expected duration (months) to Belgian benef	72 months 14 days
Expected duration (months) to other benef	60 months 14 days
18-Sep-23 [Member]
Schedule of Fair Value of Each Warrant is Estimated on the Date of Grant using the Black-Scholes Methodology [Line Items]
Number of warrants granted to Belgian benef (in Shares)
Number of warrants granted to other benef (in Shares)	37,500
Exercise price (in Euro per share) | € / shares	€ 2.78
Expected dividend yield
Expected stock price volatility	73.70%
Risk-free interest rate	3.34%
Expected duration (months) to Belgian benef	78 months 13 days
Expected duration (months) to other benef	66 months 13 days
09-Nov-23 [Member]
Schedule of Fair Value of Each Warrant is Estimated on the Date of Grant using the Black-Scholes Methodology [Line Items]
Number of warrants granted to Belgian benef (in Shares)
Number of warrants granted to other benef (in Shares)	1,500
Exercise price (in Euro per share) | € / shares	€ 3.09
Expected dividend yield
Expected stock price volatility	77.60%
Risk-free interest rate	3.32%
Expected duration (months) to Belgian benef	52 months 22 days
Expected duration (months) to other benef	40 months 21 days
09-Nov-23 [Member]
Schedule of Fair Value of Each Warrant is Estimated on the Date of Grant using the Black-Scholes Methodology [Line Items]
Number of warrants granted to Belgian benef (in Shares)
Number of warrants granted to other benef (in Shares)	7,500
Exercise price (in Euro per share) | € / shares	€ 3.09
Expected dividend yield
Expected stock price volatility	77.60%
Risk-free interest rate	3.32%
Expected duration (months) to Belgian benef	76 months 22 days
Expected duration (months) to other benef	64 months 22 days
01-Jan-24 [Member]
Schedule of Fair Value of Each Warrant is Estimated on the Date of Grant using the Black-Scholes Methodology [Line Items]
Number of warrants granted to Belgian benef (in Shares)
Number of warrants granted to other benef (in Shares)	500
Exercise price (in Euro per share) | € / shares	€ 3.94
Expected dividend yield
Expected stock price volatility	89.60%
Risk-free interest rate	3.38%
Expected duration (months) to Belgian benef	61 months 15 days
Expected duration (months) to other benef	49 months 15 days
01-Jan-24 [Member]
Schedule of Fair Value of Each Warrant is Estimated on the Date of Grant using the Black-Scholes Methodology [Line Items]
Number of warrants granted to Belgian benef (in Shares)
Number of warrants granted to other benef (in Shares)	1,500
Exercise price (in Euro per share) | € / shares	€ 3.94
Expected dividend yield
Expected stock price volatility	89.60%
Risk-free interest rate	3.38%
Expected duration (months) to Belgian benef	69 months
Expected duration (months) to other benef	57 months
01-Jan-24 [Member]
Schedule of Fair Value of Each Warrant is Estimated on the Date of Grant using the Black-Scholes Methodology [Line Items]
Number of warrants granted to Belgian benef (in Shares)
Number of warrants granted to other benef (in Shares)	2,000
Exercise price (in Euro per share) | € / shares	€ 3.94
Expected dividend yield
Expected stock price volatility	89.60%
Risk-free interest rate	3.38%
Expected duration (months) to Belgian benef	79 months 15 days
Expected duration (months) to other benef	67 months 15 days
03-Apr-24 [Member]
Schedule of Fair Value of Each Warrant is Estimated on the Date of Grant using the Black-Scholes Methodology [Line Items]
Number of warrants granted to Belgian benef (in Shares)
Number of warrants granted to other benef (in Shares)	1,000
Exercise price (in Euro per share) | € / shares	€ 2.93
Expected dividend yield
Expected stock price volatility	91.93%
Risk-free interest rate	4.63%
Expected duration (months) to Belgian benef	77 months 28 days
Expected duration (months) to other benef	65 months 28 days
04-Jun-24 [Member]
Schedule of Fair Value of Each Warrant is Estimated on the Date of Grant using the Black-Scholes Methodology [Line Items]
Number of warrants granted to Belgian benef (in Shares)
Number of warrants granted to other benef (in Shares)	1,500
Exercise price (in Euro per share) | € / shares	€ 2.88
Expected dividend yield
Expected stock price volatility	89.67%
Risk-free interest rate	4.33%
Expected duration (months) to Belgian benef	76 months 26 days
Expected duration (months) to other benef	64 months 26 days
22-Jun-24 [Member]
Schedule of Fair Value of Each Warrant is Estimated on the Date of Grant using the Black-Scholes Methodology [Line Items]
Number of warrants granted to Belgian benef (in Shares)
Number of warrants granted to other benef (in Shares)	1,470,000
Exercise price (in Euro per share) | € / shares	€ 2.62
Expected dividend yield
Expected stock price volatility	89.31%
Risk-free interest rate	4.25%
Expected duration (months) to Belgian benef	82 months 8 days
Expected duration (months) to other benef	70 months 8 days
1-Jul-24 [Member]
Schedule of Fair Value of Each Warrant is Estimated on the Date of Grant using the Black-Scholes Methodology [Line Items]
Number of warrants granted to Belgian benef (in Shares)
Number of warrants granted to other benef (in Shares)	500
Exercise price (in Euro per share) | € / shares	€ 2.39
Expected dividend yield
Expected stock price volatility	88.45%
Risk-free interest rate	4.48%
Expected duration (months) to Belgian benef	76 months 15 days
Expected duration (months) to other benef	64 months 15 days
11-Jul-24 [Member]
Schedule of Fair Value of Each Warrant is Estimated on the Date of Grant using the Black-Scholes Methodology [Line Items]
Number of warrants granted to Belgian benef (in Shares)	10,000
Number of warrants granted to other benef (in Shares)
Exercise price (in Euro per share) | € / shares	€ 2.81
Expected dividend yield
Expected stock price volatility	89.80%
Risk-free interest rate	4.20%
Expected duration (months) to Belgian benef	82 months 5 days
Expected duration (months) to other benef	69 months 5 days
1-Aug-24 [Member]
Schedule of Fair Value of Each Warrant is Estimated on the Date of Grant using the Black-Scholes Methodology [Line Items]
Number of warrants granted to Belgian benef (in Shares)
Number of warrants granted to other benef (in Shares)	500
Exercise price (in Euro per share) | € / shares	€ 2.7
Expected dividend yield
Expected stock price volatility	89.79%
Risk-free interest rate	3.99%
Expected duration (months) to Belgian benef	75 months 30 days
Expected duration (months) to other benef	63 months 30 days
09-Oct-24 [Member]
Schedule of Fair Value of Each Warrant is Estimated on the Date of Grant using the Black-Scholes Methodology [Line Items]
Number of warrants granted to Belgian benef (in Shares)
Number of warrants granted to other benef (in Shares)	500
Exercise price (in Euro per share) | € / shares	€ 2.01
Expected dividend yield
Expected stock price volatility	90.47%
Risk-free interest rate	4.06%
Expected duration (months) to Belgian benef	74 months 22 days
Expected duration (months) to other benef	61 months 22 days
09-Oct-24 [Member]
Schedule of Fair Value of Each Warrant is Estimated on the Date of Grant using the Black-Scholes Methodology [Line Items]
Number of warrants granted to Belgian benef (in Shares)
Number of warrants granted to other benef (in Shares)	50,000
Exercise price (in Euro per share) | € / shares	€ 2.01
Expected dividend yield
Expected stock price volatility	90.47%
Risk-free interest rate	4.06%
Expected duration (months) to Belgian benef	80 months 22 days
Expected duration (months) to other benef	68 months 22 days
14-Jan-25 [Member]
Schedule of Fair Value of Each Warrant is Estimated on the Date of Grant using the Black-Scholes Methodology [Line Items]
Number of warrants granted to Belgian benef (in Shares)
Number of warrants granted to other benef (in Shares)	1,000
Exercise price (in Euro per share) | € / shares	€ 2
Expected dividend yield
Expected stock price volatility	89.87%
Risk-free interest rate	4.78%
Expected duration (months) to Belgian benef	73 months 1 day
Expected duration (months) to other benef	58 months 28 days
03-Apr-25 [Member]
Schedule of Fair Value of Each Warrant is Estimated on the Date of Grant using the Black-Scholes Methodology [Line Items]
Number of warrants granted to Belgian benef (in Shares)
Number of warrants granted to other benef (in Shares)	1,000
Exercise price (in Euro per share) | € / shares	€ 1.5
Expected dividend yield
Expected stock price volatility	79.93%
Risk-free interest rate	4.06%
Expected duration (months) to Belgian benef	71 months 28 days
Expected duration (months) to other benef	58 months 13 days
03-Apr-25 [Member]
Schedule of Fair Value of Each Warrant is Estimated on the Date of Grant using the Black-Scholes Methodology [Line Items]
Number of warrants granted to Belgian benef (in Shares)
Number of warrants granted to other benef (in Shares)	500
Exercise price (in Euro per share) | € / shares	€ 1.5
Expected dividend yield
Expected stock price volatility	73.93%
Risk-free interest rate	4.06%
Expected duration (months) to Belgian benef	77 months 28 days
Expected duration (months) to other benef	64 months
11-Apr-25 [Member]
Schedule of Fair Value of Each Warrant is Estimated on the Date of Grant using the Black-Scholes Methodology [Line Items]
Number of warrants granted to Belgian benef (in Shares)
Number of warrants granted to other benef (in Shares)	2,150,000
Exercise price (in Euro per share) | € / shares	€ 1.47
Expected dividend yield
Expected stock price volatility	79.87%
Risk-free interest rate	4.48%
Expected duration (months) to Belgian benef	83 months 20 days
Expected duration (months) to other benef	74 months 26 days
15-Apr-25 [Member]
Schedule of Fair Value of Each Warrant is Estimated on the Date of Grant using the Black-Scholes Methodology [Line Items]
Number of warrants granted to Belgian benef (in Shares)
Number of warrants granted to other benef (in Shares)	300,000
Exercise price (in Euro per share) | € / shares	€ 1.56
Expected dividend yield
Expected stock price volatility	80.03%
Risk-free interest rate	4.35%
Expected duration (months) to Belgian benef	83 months 16 days
Expected duration (months) to other benef	70 months 28 days
02-May-25 [Member]
Schedule of Fair Value of Each Warrant is Estimated on the Date of Grant using the Black-Scholes Methodology [Line Items]
Number of warrants granted to Belgian benef (in Shares)
Number of warrants granted to other benef (in Shares)	53,000
Exercise price (in Euro per share) | € / shares	€ 1.74
Expected dividend yield
Expected stock price volatility	79.08%
Risk-free interest rate	4.33%
Expected duration (months) to Belgian benef	71 months 14 days
Expected duration (months) to other benef	59 months 27 days
02-May-25 [Member]
Schedule of Fair Value of Each Warrant is Estimated on the Date of Grant using the Black-Scholes Methodology [Line Items]
Number of warrants granted to Belgian benef (in Shares)
Number of warrants granted to other benef (in Shares)	450,000
Exercise price (in Euro per share) | € / shares	€ 1.74
Expected dividend yield
Expected stock price volatility	79.08%
Risk-free interest rate	4.33%
Expected duration (months) to Belgian benef	77 months 21 days
Expected duration (months) to other benef	64 months 15 days
02-May-25 [Member]
Schedule of Fair Value of Each Warrant is Estimated on the Date of Grant using the Black-Scholes Methodology [Line Items]
Number of warrants granted to Belgian benef (in Shares)
Number of warrants granted to other benef (in Shares)	50,000
Exercise price (in Euro per share) | € / shares	€ 1.74
Expected dividend yield
Expected stock price volatility	79.08%
Risk-free interest rate	4.33%
Expected duration (months) to Belgian benef	83 months 16 days
Expected duration (months) to other benef	70 months 28 days
07-May-25 [Member]
Schedule of Fair Value of Each Warrant is Estimated on the Date of Grant using the Black-Scholes Methodology [Line Items]
Number of warrants granted to Belgian benef (in Shares)
Number of warrants granted to other benef (in Shares)	75,000
Exercise price (in Euro per share) | € / shares	€ 1.69
Expected dividend yield
Expected stock price volatility	79.10%
Risk-free interest rate	4.26%
Expected duration (months) to Belgian benef	71 months 10 days
Expected duration (months) to other benef	62 months 9 days
07-May-25 [Member]
Schedule of Fair Value of Each Warrant is Estimated on the Date of Grant using the Black-Scholes Methodology [Line Items]
Number of warrants granted to Belgian benef (in Shares)
Number of warrants granted to other benef (in Shares)	25,000
Exercise price (in Euro per share) | € / shares	€ 1.69
Expected dividend yield
Expected stock price volatility	79.10%
Risk-free interest rate	4.26%
Expected duration (months) to Belgian benef	83 months 10 days
Expected duration (months) to other benef	74 months 9 days
16-May-25 [Member]
Schedule of Fair Value of Each Warrant is Estimated on the Date of Grant using the Black-Scholes Methodology [Line Items]
Number of warrants granted to Belgian benef (in Shares)
Number of warrants granted to other benef (in Shares)	62,500
Exercise price (in Euro per share) | € / shares	€ 1.9
Expected dividend yield
Expected stock price volatility	78.75%
Risk-free interest rate	4.43%
Expected duration (months) to Belgian benef	71 months
Expected duration (months) to other benef	65 months 15 days
16-May-25 [Member]
Schedule of Fair Value of Each Warrant is Estimated on the Date of Grant using the Black-Scholes Methodology [Line Items]
Number of warrants granted to Belgian benef (in Shares)
Number of warrants granted to other benef (in Shares)	19,500
Exercise price (in Euro per share) | € / shares	€ 1.9
Expected dividend yield
Expected stock price volatility	78.75%
Risk-free interest rate	4.43%
Expected duration (months) to Belgian benef	77 months
Expected duration (months) to other benef	64 months 19 days
27-Jun-25 [Member]
Schedule of Fair Value of Each Warrant is Estimated on the Date of Grant using the Black-Scholes Methodology [Line Items]
Number of warrants granted to Belgian benef (in Shares)	20,000
Number of warrants granted to other benef (in Shares)	30,000
Exercise price (in Euro per share) | € / shares	€ 2.18
Expected dividend yield
Expected stock price volatility	78.55%
Risk-free interest rate	4.29%
Expected duration (months) to Belgian benef	82 months 4 days
Expected duration (months) to other benef	76 months 3 days
06-Jul-25 [Member]
Schedule of Fair Value of Each Warrant is Estimated on the Date of Grant using the Black-Scholes Methodology [Line Items]
Number of warrants granted to Belgian benef (in Shares)
Number of warrants granted to other benef (in Shares)	500
Exercise price (in Euro per share) | € / shares	€ 2.21
Expected dividend yield
Expected stock price volatility	78.78%
Risk-free interest rate	4.40%
Expected duration (months) to Belgian benef	70 months 9 days
Expected duration (months) to other benef	56 months 26 days
06-Jul-25 [Member]
Schedule of Fair Value of Each Warrant is Estimated on the Date of Grant using the Black-Scholes Methodology [Line Items]
Number of warrants granted to Belgian benef (in Shares)
Number of warrants granted to other benef (in Shares)	125,000
Exercise price (in Euro per share) | € / shares	€ 2.21
Expected dividend yield
Expected stock price volatility	78.78%
Risk-free interest rate	4.40%
Expected duration (months) to Belgian benef	82 months 10 days
Expected duration (months) to other benef	75 months 25 days
1-Nov-25 [Member]
Schedule of Fair Value of Each Warrant is Estimated on the Date of Grant using the Black-Scholes Methodology [Line Items]
Number of warrants granted to Belgian benef (in Shares)
Number of warrants granted to other benef (in Shares)	1,000
Exercise price (in Euro per share) | € / shares	€ 4.92
Expected dividend yield
Expected stock price volatility	76.68%
Risk-free interest rate	4.11%
Expected duration (months) to Belgian benef	80 months 12 days
Expected duration (months) to other benef	67 months 14 days